First-time adoption (Tables)	12 Months Ended
Dec. 31, 2024
First-time adoption
Schedule of adjustments to the previously disclosed U.S. GAAP consolidated financial statements in transition

		Recognition
		and
		measurement
Presentation under U.S. GAAP	U.S. GAAP	differences	Reclassification	IFRS	Notes	Presentation under IFRS
	RMB	RMB	RMB	RMB
ASSETS						ASSETS
Current assets:						Current assets:
Cash and cash equivalents	43,429,717	—	—	43,429,717		Cash and cash equivalents
Restricted cash	443,758	—	—	443,758		Restricted cash
Short-term treasury investments	13,172,754	—	—	13,172,754		Short-term treasury investments
Accounts and notes receivable, net	2,831,123	—	(199,154)	2,631,969	a,b	Accounts receivable
Amount due from related parties, current portion	115,239	—	(115,239)	—	a
Prepayments, receivables and other current assets, net	8,773,273	—	314,393	9,087,666	a,b	Prepayments, receivables and other current assets
Total current assets	68,765,864	—	—	68,765,864		Total current assets
Non‑current assets:						Non‑current assets:
Non-current restricted cash	107,597	—	—	107,597		Restricted cash
Long-term treasury investments	3,722,640	—	—	3,722,640		Long-term treasury investments
Investment securities and other investments	15,493,175	(13,563,817)	(1,929,358)	—	c,A
Equity method investments, net	4,033,402	(1,031,397)	—	3,002,005	A,B	Investments accounted for using the equity method
	—	1,712,706	1,893,252	3,605,958	c,A,B	Other financial investments measured at fair value through profit or loss
	—	13,431,049	—	13,431,049	A	Other financial investments measured at fair value through other comprehensive income
Operating lease right-of-use assets	1,287,550	(46,545)	128,874	1,369,879	d,C	Right-of-use assets
Property and equipment, net	8,000,218	—	(128,874)	7,871,344	d	Property and equipment
Intangible assets, net	3,286,145	—	—	3,286,145		Intangible assets
Goodwill	46,377,583	(93,704)	—	46,283,879	D	Goodwill
Deferred tax assets, net	224,491	—	—	224,491		Deferred tax assets
Other non-current assets, net	1,699,470	—	36,106	1,735,576	c	Other non-current assets
Total non‑current assets	84,232,271	408,292	—	84,640,563		Total non-current assets
Total assets	152,998,135	408,292	—	153,406,427		Total assets

		Recognition
		and
		measurement
Presentation under U.S. GAAP	U.S. GAAP	differences	Reclassification	IFRS	Notes	Presentation under IFRS
	RMB	RMB	RMB	RMB
LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ EQUITY (DEFICIT)						LIABILITIES
Current liabilities:						Current liabilities:
Short-term borrowings	6,838,328	—	—	6,838,328		Borrowings
Accounts and notes payable	4,624,953	—	130,762	4,755,715	a	Accounts and notes payable
Deferred revenue and customer advances, current portion	546,003	—	(546,003)	—	e
Operating lease liabilities, current portion	516,877	—	66,247	583,124	d	Lease liabilities
Amount due to related parties, current portion	249,402	—	(249,402)	—	a
Accrued expenses and other current liabilities	11,647,222	—	598,396	12,245,618	a,d,e	Accrued expenses and other current liabilities
	—	12,316,166	—	12,316,166	E	Preferred shares issued by subsidiaries
Total current liabilities	24,422,785	12,316,166	—	36,738,951		Total current liabilities
Non‑current liabilities:						Non‑current liabilities:
Long-term borrowings	1,681,370	—	—	1,681,370		Borrowings
Operating lease liabilities, non-current portion	654,877	—	70,609	725,486	d	Lease liabilities
Deferred tax liabilities	485,778	—	—	485,778		Deferred tax liabilities
Amount due to related parties, non-current portion	—	—	—	—
Other non-current liabilities	306,575	—	(70,609)	235,966	d	Other non-current liabilities
Total non‑current liabilities	3,128,600	—	—	3,128,600		Total non-current liabilities
Total liabilities	27,551,385	12,316,166	—	39,867,551		Total liabilities
Commitments and contingencies
Mezzanine equity
Convertible redeemable non-controlling interests	12,257,889	(12,257,889)	—	—	E
Convertible non-controlling interests	1,069,357	(1,069,357)	—	—	E
Total Mezzanine Equity	13,327,246	(13,327,246)	—	—
SHAREHOLDERS’ EQUITY:						EQUITY
DiDi Global Inc. shareholders’ equity:						Equity attributable to equity holders of the Company
Class A ordinary shares	141	—	(141)	—	f
Class B ordinary shares	15	—	(15)	—	f
	—	—	156	156	f	Share capital
Treasury shares	(3)	—	3	—	g	Treasury shares
	—	—	(3)	(3)	g	Shares held for shares award scheme
Additional paid-in capital	251,384,835	151,842,271	(403,227,106)	—	h,E
	—	—	392,823,079	392,823,079	h	Share premium
Statutory reserves	27,917	—	(27,917)	—	i
Accumulated other comprehensive income (loss)	(3,599,745)	14,698,265	(11,098,520)	—	j,A,E
	—	7,237	21,530,464	21,537,701	h,i,j,F	Other reserves
Accumulated deficit	(135,766,257)	(165,128,401)	—	(300,894,658)	H	Accumulated deficit
Total DiDi Global Inc. shareholders’ equity	112,046,903	1,419,372	—	113,466,275		Equity attributable to equity holders of the Company
Non-controlling interests	72,601	—	—	72,601		Non-controlling interests
Total shareholders’ equity	112,119,504	1,419,372	—	113,538,876		Total equity
Total liabilities, mezzanine equity and shareholders’ equity	152,998,135	408,292	—	153,406,427		Total equity and liabilities

		Recognition
		and
		measurement
Presentation under U.S. GAAP	U.S. GAAP	differences	Reclassification	IFRS	Notes	Presentation under IFRS
	RMB	RMB	RMB	RMB
ASSETS						ASSETS
Current assets:						Current assets:
Cash and cash equivalents	20,855,252	—	—	20,855,252		Cash and cash equivalents
Restricted cash	803,956	—	—	803,956		Restricted cash
Short-term treasury investments	16,965,708	—	—	16,965,708		Short-term treasury investments
Accounts and notes receivable, net	2,251,633	—	36,585	2,288,218	a,b	Accounts receivable
Amount due from related parties, current portion	61,423	—	(61,423)	—	a
Prepayments, receivables and other current assets, net	10,114,089	—	24,838	10,138,927	a,b	Prepayments, receivables and other current assets
Total current assets	51,052,061	—	—	51,052,061		Total current assets
Non-current assets:						Non-current assets:
Non-current restricted cash	17,333	—	—	17,333		Restricted cash
Long-term treasury investments	10,199,802	—	—	10,199,802		Long-term treasury investments
Investment securities and other investments	8,390,657	(7,129,295)	(1,261,362)	—	c,A
Equity method investments, net	4,153,932	(1,094,786)	—	3,059,146	B	Investments accounted for using the equity method
	—	1,720,194	1,119,566	2,839,760	c,A,B	Other financial investments measured at fair value through profit or loss
	—	7,009,296	—	7,009,296	A	Other financial investments measured at fair value through other comprehensive income
Operating lease right-of-use assets	1,392,917	(46,082)	96,510	1,443,345	d,C	Right-of-use assets
Property and equipment, net	5,718,324	—	(96,510)	5,621,814	d	Property and equipment
Intangible assets, net	1,724,141	—	—	1,724,141		Intangible assets
Goodwill	46,377,583	(93,704)	—	46,283,879	D	Goodwill
Deferred tax assets, net	289,191	—	—	289,191		Deferred tax assets
Amount due from related parties, non-current portion	36,466	—	(36,466)	—	a
Other non-current assets, net	1,860,865	—	178,262	2,039,127	a,c	Other non-current assets
Total non-current assets	80,161,211	365,623	—	80,526,834		Total non-current assets
Total assets	131,213,272	365,623	—	131,578,895		Total assets

		Recognition
		and
		measurement
Presentation under U.S. GAAP	U.S. GAAP	differences	Reclassification	IFRS	Notes	Presentation under IFRS
	RMB	RMB	RMB	RMB
LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ EQUITY (DEFICIT)						LIABILITIES
Current liabilities:						Current liabilities:
Short-term borrowings	4,940,310	—	—	4,940,310		Borrowings
Accounts and notes payable	2,870,046	—	43,724	2,913,770	a	Accounts and notes payable
Deferred revenue and customer advances, current portion	565,058	—	(565,058)	—	e
Operating lease liabilities, current portion	523,020	—	139,716	662,736	a,d	Lease liabilities
Amount due to related parties, current portion	200,115	—	(200,115)	—	a
Accrued expenses and other current liabilities	11,149,921	—	581,733	11,731,654	a,d,e	Accrued expenses and other current liabilities
	—	7,588,985	—	7,588,985	E	Preferred shares issued by subsidiaries
Total current liabilities	20,248,470	7,588,985	—	27,837,455		Total current liabilities
Non-current liabilities:						Non-current liabilities:
Long-term borrowings	149,925	—	—	149,925		Borrowings
Operating lease liabilities, non-current portion	734,884	—	70,141	805,025	a,d	Lease liabilities
Deferred tax liabilities	359,668	—	—	359,668		Deferred tax liabilities
Amount due to related parties, non-current portion	39,348	—	(39,348)	—	a
Other non-current liabilities	256,279	—	(30,793)	225,486	d	Other non-current liabilities
Total non-current liabilities	1,540,104	—	—	1,540,104		Total non-current liabilities
Total liabilities	21,788,574	7,588,985	—	29,377,559		Total liabilities
Commitments and contingencies
Mezzanine equity
Convertible redeemable non-controlling interests	13,010,576	(13,010,576)	—	—	E
Convertible non-controlling interests	1,069,357	(1,069,357)	—	—	E
Total Mezzanine Equity	14,079,933	(14,079,933)	—	—
SHAREHOLDERS’ EQUITY:						EQUITY
DiDi Global Inc. shareholders’ equity:						Equity attributable to equity holders of the Company
Class A ordinary shares	144	—	(144)	—	f
Class B ordinary shares	15	—	(15)	—	f
	—	—	159	159	f	Share capital
Treasury shares	(4)	—	4	—	g
	—	—	(5)	(5)	g,h	Shares held for shares award scheme
Additional paid-in capital	253,824,544	152,725,156	(406,549,700)	—	h,E
	—	—	395,724,745	395,724,745	h	Share premium
Statutory reserves	69,328	—	(69,328)	—	i
Accumulated other comprehensive income (loss)	973,143	7,079,164	(8,052,307)	—	j,A,C,E
	—	30,085	18,946,591	18,976,676	h,i,j,F	Other reserves
Accumulated deficit	(159,590,989)	(152,954,675)	—	(312,545,664)	H	Accumulated deficit
Total DiDi Global Inc. shareholders’ equity	95,276,181	6,879,730	—	102,155,911		Equity attributable to equity holders of the Company
Non-controlling interests	68,584	(23,159)	—	45,425	G	Non-controlling interests
Total shareholders’ equity	95,344,765	6,856,571	—	102,201,336		Total equity
Total liabilities, mezzanine equity and shareholders’ equity	131,213,272	365,623	—	131,578,895		Total equity and liabilities

		Recognition
		and
		measurement
Presentation under U.S. GAAP	U.S. GAAP	differences	Reclassification	IFRS	Notes	Presentation under IFRS
	RMB	RMB	RMB	RMB
ASSETS						ASSETS
Current assets:						Current assets:
Cash and cash equivalents	27,308,098	—	—	27,308,098		Cash and cash equivalents
Restricted cash	1,139,473	—	—	1,139,473		Restricted cash
Short-term treasury investments	19,242,083	—	—	19,242,083		Short-term treasury investments
Accounts and notes receivable, net	3,287,610	—	147,005	3,434,615	a,b	Accounts receivable
Amount due from related parties, current portion	244,661	—	(244,661)	—	a
Prepayments, receivables and other current assets, net	14,253,275	—	97,656	14,350,931	a,b	Prepayments, receivables and other current assets
Total current assets	65,475,200	—	—	65,475,200		Total current assets
Non-current assets:						Non-current assets:
Non-current restricted cash	20,506	—	—	20,506		Restricted cash
Long-term treasury investments	7,892,899	—	—	7,892,899		Long-term treasury investments
Investment securities and other investments	11,086,408	(9,685,079)	(1,401,329)	—	c,A
Equity method investments, net	4,595,858	(1,040,259)	—	3,555,599	B	Investments accounted for using the equity method
	—	1,493,332	1,393,387	2,886,719	c,A,B	Other financial investments measured at fair value through profit or loss
	—	9,624,566	—	9,624,566	A	Other financial investments measured at fair value through other comprehensive income
Operating lease right-of-use assets	1,120,611	(46,327)	16,695	1,090,979	d,C	Right-of-use assets
Property and equipment, net	4,330,172	—	(16,695)	4,313,477	d	Property and equipment
Intangible assets, net	675,685	—	—	675,685		Intangible assets
Goodwill	46,377,583	(93,704)	—	46,283,879	D	Goodwill
Deferred tax assets, net	279,464	—	—	279,464		Deferred tax assets
Amount due from related parties, non-current portion	252,613	—	(252,613)	—	a
Other non-current assets, net	1,719,495	—	260,555	1,980,050	a,c	Other non-current assets
Total non-current assets	78,351,294	252,529	—	78,603,823		Total non-current assets
Total assets	143,826,494	252,529	—	144,079,023		Total assets

		Recognition
		and
		measurement
Presentation under U.S. GAAP	U.S. GAAP	differences	Reclassification	IFRS	Notes	Presentation under IFRS
	RMB	RMB	RMB	RMB
LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ EQUITY (DEFICIT)						LIABILITIES
Current liabilities:						Current liabilities:
Short-term borrowings	7,682,190	—	15,000	7,697,190	a	Borrowings
Accounts and notes payable	4,563,595	—	30,692	4,594,287	a	Accounts and notes payable
Deferred revenue and customer advances, current portion	897,084	—	(897,084)	—	e
Operating lease liabilities, current portion	406,327	—	66,299	472,626	a,d	Lease liabilities
Amount due to related parties, current portion	245,438	—	(245,438)	—	a
Accrued expenses and other current liabilities	14,750,130	—	1,030,531	15,780,661	a,d,e	Accrued expenses and other current liabilities
	—	13,846,145	—	13,846,145	E	Preferred shares issued by subsidiaries
Total current liabilities	28,544,764	13,846,145	—	42,390,909		Total current liabilities
Non-current liabilities:						Non-current liabilities:
Long-term borrowings	1,044,421	—	—	1,044,421		Borrowings
Operating lease liabilities, non-current portion	562,809	—	93,038	655,847	a,d	Lease liabilities
Deferred tax liabilities	165,498	—	—	165,498		Deferred tax liabilities
Amount due to related parties, non-current portion	85,935	—	(85,935)	—	a
Other non-current liabilities	377,782	50,050	(7,103)	420,729	d,G	Other non-current liabilities
Total non-current liabilities	2,236,445	50,050	—	2,286,495		Total non-current liabilities
Total liabilities	30,781,209	13,896,195	—	44,677,404		Total liabilities
Commitments and contingencies
Mezzanine equity
Convertible redeemable non-controlling interests	14,006,261	(14,006,261)	—	—	E
Convertible non-controlling interests	1,069,357	(1,069,357)	—	—	E
Total Mezzanine Equity	15,075,618	(15,075,618)	—	—
SHAREHOLDERS’ EQUITY:						EQUITY
DiDi Global Inc. shareholders’ equity:						Equity attributable to equity holders of the Company
Class A ordinary shares	146	—	(146)	—	f
Class B ordinary shares	13	—	(13)	—	f
	—	—	159	159	f	Share capital
Treasury shares	(3)	—	3	—	g
	—	—	(4)	(4)	g,h	Shares held for shares award scheme
Additional paid-in capital	255,200,825	153,720,841	(408,921,666)	—	h,E
	—	—	(112,666)	(112,666)	h	Treasury shares
	—	—	397,590,607	397,590,607	h	Share premium
Statutory reserves	100,105	—	(100,105)	—	i
Accumulated other comprehensive income (loss)	1,621,907	5,177,813	(6,799,720)	—	j,A,C,E
	—	44,340	18,343,551	18,387,891	h,i,j,F	Other reserves
Accumulated deficit	(159,128,254)	(157,437,418)	—	(316,565,672)	H	Accumulated deficit
Total DiDi Global Inc. shareholders’ equity	97,794,739	1,505,576	—	99,300,315		Equity attributable to equity holders of the Company
Non-controlling interests	174,928	(73,624)	—	101,304	G	Non-controlling interests
Total shareholders’ equity	97,969,667	1,431,952	—	99,401,619		Total equity
Total liabilities, mezzanine equity and shareholders’ equity	143,826,494	252,529	—	144,079,023		Total equity and liabilities

		Recognition
		and
		measurement
Presentation under U.S. GAAP	U.S. GAAP	differences	Reclassification	IFRS	Notes	Presentation under IFRS
	RMB	RMB	RMB	RMB
Total revenues	140,791,683	—	—	140,791,683		Revenues
Costs and expenses
Cost of revenues	(115,799,896)	18,868	—	(115,781,028)	C	Cost of revenues
Operations and support	(6,519,542)	2,284	—	(6,517,258)	C	Operations and support
Sales and marketing	(9,756,241)	7	—	(9,756,234)	C	Sales and marketing
Research and development	(9,535,523)	(20,043)	—	(9,555,566)	C,F	Research and development
General and administrative	(17,004,943)	48,375	—	(16,956,568)	C,F	General and administrative
	—	—	73,437	73,437	k	Other operating income (loss), net
Total costs and expenses	(158,616,145)
Profit (loss) from operations	(17,824,462)	49,491	73,437	(17,701,534)		Operating profit (loss)
Interest income	1,309,864	45,987	—	1,355,851	A	Interest income
Interest expenses	(197,334)	(73,026)	(1,387,543)	(1,657,903)	k,C	Finance (costs) income, net
Investment income (loss), net	(5,769,873)	6,875,912	(71,524)	1,034,515	l,m,A,B	Investment income (loss), net
Impairment loss for equity investments accounted for using Measurement Alternative	(18,540)	6,667	11,873	—	l,A
Income (loss) from equity method investments, net	35,854	(46,923)	59,652	48,583	m,A,B	Share of profit (loss) of equity method investees
Other income (loss), net	(1,314,105)	—	1,314,105	—	k
	—	5,181,505	—	5,181,505	E	Fair value changes of preferred shares issued by subsidiaries
Income (loss) before income taxes	(23,778,596)	12,039,613	—	(11,738,983)		Profit (loss) before income tax
Income tax benefits (expenses)	(3,915)	—	—	(3,915)		Income tax benefit (expense)
Net income (loss)	(23,782,511)	12,039,613	—	(11,742,898)		Profit (loss) for the year
Less: Net income (loss) attributable to non-controlling interest shareholders	810	(23,374)	—	(22,564)	G	Profit (loss) for the year attributable to non-controlling interests
Net income (loss) attributable to DiDi Global Inc.	(23,783,321)	12,062,987	—	(11,720,334)		Profit (loss) for the year attributable to equity holders of the Company
Accretion of convertible redeemable non-controlling interests to redemption value	(898,649)	898,649	—	—	E
Net income (loss) attributable to ordinary shareholders of DiDi Global Inc.	(24,681,970)	12,961,636	—	(11,720,334)		Profit (loss) for the year attributable to equity holders of the Company

		Recognition
		and
		measurement
Presentation under U.S. GAAP	U.S. GAAP	differences	Reclassification	IFRS	Note	Presentation under IFRS
	RMB	RMB	RMB	RMB
Total revenues	192,379,918	—	—	192,379,918		Revenues
Costs and expenses
Cost of revenues	(162,935,107)	19,129	—	(162,915,978)	C	Cost of revenues
Operations and support	(7,417,741)	1,419	—	(7,416,322)	C	Operations and support
Sales and marketing	(10,432,817)	5	—	(10,432,812)	C	Sales and marketing
Research and development	(8,923,904)	(10,052)	—	(8,933,956)	C,F	Research and development
General and administrative	(8,411,624)	44,368	—	(8,367,256)	C	General and administrative
	—	—	2,847,949	2,847,949	k,n	Other operating income (loss), net
Total costs and expenses	(198,121,193)
Profit (loss) from operations	(5,741,275)	54,869	2,847,949	(2,838,457)		Operating profit (loss)
Interest income	2,170,851	132,551	—	2,303,402	A	Interest income
Interest expenses	(115,581)	(68,827)	271,411	87,003	k,C	Finance (costs) income, net
Investment income (loss), net	3,622,112	(519,109)	(3,010,941)	92,062	l,m,n,A,B	Investment income (loss), net
Impairment loss for equity investments accounted for using Measurement Alternative	(127,834)	—	127,834	—	l
Income (loss) from equity method investments, net	536,563	(16,587)	43,722	563,698	m,B	Share of profit (loss) of equity method investees
Other income (loss), net	279,975	—	(279,975)	—	k
	—	(4,870,388)	—	(4,870,388)	E	Fair value changes of preferred shares issued by subsidiaries
Income (loss) before income taxes	624,811	(5,287,491)	—	(4,662,680)		Profit (loss) before income tax
Income tax benefits (expenses)	(89,749)	—	—	(89,749)		Income tax benefit (expense)
Net income (loss)	535,062	(5,287,491)	—	(4,752,429)		Profit (loss) for the year
Less: Net income (loss) attributable to non-controlling interest shareholders	41,550	(415)	—	41,135	G	Profit (loss) for the year attributable to non-controlling interests
Net income (loss) attributable to DiDi Global Inc.	493,512	(5,287,076)	—	(4,793,564)		Profit (loss) for the year attributable to equity holders of the Company
Accretion of convertible redeemable non-controlling interests to redemption value	(995,685)	995,685	—	—	E
Net income (loss) attributable to ordinary shareholders of DiDi Global Inc.	(502,173)	(4,291,391)	—	(4,793,564)		Profit (loss) for the year attributable to equity holders of the Company

		Recognition
		and
		measurement
Presentation under U.S. GAAP	U.S. GAAP	differences	Reclassification	IFRS	Note	Presentation under IFRS
	RMB	RMB	RMB	RMB
Net income (loss)	(23,782,511)	12,039,613	—	(11,742,898)		Profit (loss) for the year
Other comprehensive income (loss):						Other comprehensive income (loss), net of tax:
						Items that may be subsequently reclassified to profit or loss
Foreign currency translation adjustments, net of tax of nil	4,585,505	(880,117)	(9,695,400)	(5,990,012)	A,C,E	Foreign currency translation adjustments
Transfer of accumulated translation adjustments to profit or loss upon disposal of subsidiaries	—	—	—	—		Transfer of accumulated translation adjustments to profit or loss upon disposal of subsidiaries
Share of other comprehensive income (loss) of equity method investees	(12,617)	—	—	(12,617)		Share of other comprehensive income (loss) of equity method investees

						Items that will not be subsequently reclassified to profit or loss
	—	—	9,695,400	9,695,400		Foreign currency translation adjustments
	—	(6,977,101)	—	(6,977,101)	A	Fair value changes of equity instruments at fair value through other comprehensive income (loss)
	—	348,855	—	348,855	E	Fair value changes of preferred shares issued by subsidiaries attributable to changes in the credit risk
Total other comprehensive income (loss)	4,572,888	(7,508,363)	—	(2,935,475)		Total other comprehensive income (loss) for the year
Total comprehensive income (loss)	(19,209,623)	4,531,250	—	(14,678,373)		Total comprehensive income (loss) for the year
Less: comprehensive income (loss) attributable to non‑controlling interest shareholders	810	(23,374)	—	(22,564)	G	Total comprehensive income (loss) for the year attributable to non-controlling interests
Comprehensive income (loss) attributable to DiDi Global Inc.	(19,210,433)	4,554,624	—	(14,655,809)		Total comprehensive income (loss) attributable to equity holders of the Company
Accretion of convertible redeemable non‑controlling interests to redemption value	(898,649)	898,649	—	—	E
Comprehensive income (loss) attributable to ordinary shareholders of DiDi Global Inc.	(20,109,082)	5,453,273	—	(14,655,809)		Total comprehensive income (loss) attributable to equity holders of the Company

		Recognition
		and
		measurement
Presentation under U.S. GAAP	U.S. GAAP	differences	Reclassification	IFRS	Note	Presentation under IFRS
	RMB	RMB	RMB	RMB
Net income (loss)	535,062	(5,287,491)	—	(4,752,429)		Profit (loss) for the year
Other comprehensive income (loss):						Other comprehensive income (loss), net of tax:
						Items that may be subsequently reclassified to profit or loss
Foreign currency translation adjustments, net of tax of nil	642,852	(190,046)	(1,882,632)	(1,429,826)	A,C,E	Foreign currency translation adjustments
Transfer of accumulated translation adjustments to profit or loss upon disposal of subsidiaries	10,366	—	—	10,366		Transfer of accumulated translation adjustments to profit or loss upon disposal of subsidiaries
Share of other comprehensive income (loss) of equity method investees	(4,454)	—	—	(4,454)		Share of other comprehensive income (loss) of equity method investees

						Items that will not be subsequently reclassified to profit or loss
	—	—	1,882,632	1,882,632		Foreign currency translation adjustments
	—	280,911	—	280,911	A	Fair value changes of equity instruments at fair value through other comprehensive income (loss)
	—	(1,187,881)	—	(1,187,881)	E	Fair value changes of preferred shares issued by subsidiaries attributable to changes in the credit risk
Total other comprehensive income (loss)	648,764	(1,097,016)	—	(448,252)		Total other comprehensive income (loss) for the year
Total comprehensive income (loss)	1,183,826	(6,384,507)	—	(5,200,681)		Total comprehensive income (loss) for the year
Less: comprehensive income (loss) attributable to non-controlling interest shareholders	41,550	(415)	—	41,135	G	Total comprehensive income (loss) for the year attributable to non-controlling interests
Comprehensive income (loss) attributable to DiDi Global Inc.	1,142,276	(6,384,092)	—	(5,241,816)		Total comprehensive income (loss) attributable to equity holders of the Company
Accretion of convertible redeemable non-controlling interests to redemption value	(995,685)	995,685	—	—	E
Comprehensive income (loss) attributable to ordinary shareholders of DiDi Global Inc.	146,591	(5,388,407)	—	(5,241,816)		Total comprehensive income (loss) attributable to equity holders of the Company

Schedule of retained earnings

	January 1,	December 31,	December 31,
	2022	2022	2023
	RMB	RMB	RMB
A. Equity instruments and debt instruments	(8,100,050)	(1,118,152)	(716,965)
C. Leases	(46,544)	(47,233)	(46,937)
D. Goodwill	(93,703)	(93,703)	(93,703)
E. Classification and measurement of preferred shares	(156,880,868)	(151,688,876)	(156,559,262)
F. Share-based compensation	(7,236)	(30,085)	(44,339)
G. Non-controlling financial interests in limited partnerships	—	23,374	23,788
	(165,128,401)	(152,954,675)	(157,437,418)